American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
November 30, 2023

Avantis International Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 6.2%
ANZ Group Holdings Ltd.	64,034	1,030,068
Aurizon Holdings Ltd.	235,586	549,540
Bendigo & Adelaide Bank Ltd.	3,130	18,416
BHP Group Ltd., ADR(1)	87,658	5,343,632
BlueScope Steel Ltd.	72,023	987,965
Brambles Ltd.	110,354	972,504
Fortescue Metals Group Ltd.	100,050	1,642,910
Harvey Norman Holdings Ltd.	83,672	217,270
New Hope Corp. Ltd.	116,032	397,520
Pilbara Minerals Ltd.(1)	349,589	835,916
Rio Tinto Ltd.	17,500	1,436,844
Santos Ltd.	372,800	1,686,043
South32 Ltd.	352,709	708,930
Telstra Group Ltd.	10,373	26,211
Viva Energy Group Ltd.	43,154	87,496
Whitehaven Coal Ltd.	166,666	781,886
Woodside Energy Group Ltd.	23,712	481,765
Woodside Energy Group Ltd., ADR(1)	10,782	219,198
Yancoal Australia Ltd.	58,910	189,746
		17,613,860
Austria — 0.3%
Erste Group Bank AG	8,380	338,899
OMV AG	6,158	262,939
Raiffeisen Bank International AG	9,478	158,037
voestalpine AG	1,002	28,166
		788,041
Belgium — 0.9%
Ackermans & van Haaren NV	66	10,900
Ageas SA	4,667	200,997
Bekaert SA	876	40,663
Deme Group NV	141	14,947
Etablissements Franz Colruyt NV	3,830	165,336
Euronav NV	2,859	51,215
KBC Ancora	4,390	173,272
KBC Group NV	7,473	428,409
Melexis NV	1,313	120,864
Proximus SADP	7,621	73,141
Solvay SA	4,497	520,933
UCB SA	3,859	285,411
Umicore SA	13,133	350,959
		2,437,047
Canada — 9.7%
ARC Resources Ltd.	75,804	1,208,887
B2Gold Corp.	40,125	135,431
Bank of Montreal	428	35,131
Bank of Nova Scotia	37,755	1,688,882
Barrick Gold Corp. (Toronto)	8	141
Canadian Imperial Bank of Commerce	32,920	1,361,002
Canadian Natural Resources Ltd.	34,890	2,329,771

Cenovus Energy, Inc.	57,129	1,013,372
Crescent Point Energy Corp.	14,229	100,141
Element Fleet Management Corp.	1,467	23,633
Empire Co. Ltd., Class A	12,083	328,399
Fairfax Financial Holdings Ltd.	15	13,788
First Quantum Minerals Ltd.	12	98
Great-West Lifeco, Inc.(1)	17,192	549,480
iA Financial Corp., Inc.	11,906	795,020
Imperial Oil Ltd.(1)	10,626	598,664
Keyera Corp.	8,589	216,284
Kinross Gold Corp.	169,106	996,977
Loblaw Cos. Ltd.	80	6,898
Lundin Mining Corp.(1)	10,387	71,954
Magna International, Inc.(1)	17,774	958,286
Manulife Financial Corp.	88,442	1,732,406
MEG Energy Corp.(2)	32,751	619,323
National Bank of Canada	19,688	1,304,650
Northland Power, Inc.	14,336	233,061
Nutrien Ltd.	15,505	829,325
Onex Corp.	8	541
Royal Bank of Canada	24,536	2,217,181
Suncor Energy, Inc.	53,278	1,756,629
TC Energy Corp.	29,651	1,112,008
Teck Resources Ltd., Class B	33,651	1,267,725
Toronto-Dominion Bank	33,312	2,031,199
Tourmaline Oil Corp.	30,055	1,454,742
West Fraser Timber Co. Ltd.	349	25,313
Whitecap Resources, Inc.(1)	82,104	567,549
		27,583,891
Denmark — 0.6%
AP Moller - Maersk A/S, A Shares	15	23,270
AP Moller - Maersk A/S, B Shares	23	36,317
Jyske Bank A/S(2)	36	2,492
Novo Nordisk A/S, ADR	17,126	1,744,112
Topdanmark AS	212	9,985
		1,816,176
Finland — 1.1%
Cargotec Oyj, B Shares	78	3,933
Huhtamaki Oyj	2,938	113,852
Kemira Oyj	21,262	357,645
Kesko Oyj, B Shares	2,396	45,829
Kojamo Oyj	638	7,111
Kone Oyj, B Shares	7,806	347,488
Mandatum Oyj(2)	646	2,764
Metsa Board Oyj, Class B(1)	7,617	58,289
Neste Oyj	10,153	386,857
Orion Oyj, Class B	847	33,602
Outokumpu Oyj(1)	26,681	125,720
Sampo Oyj, A Shares	646	28,252
Stora Enso Oyj, R Shares	41,030	533,127
UPM-Kymmene Oyj	32,635	1,141,717
		3,186,186
France — 9.2%
Aeroports de Paris SA(1)	1,434	176,816
Airbus SE	1,006	149,505

ALD SA	9,391	64,693
ArcelorMittal SA, NY Shares(1)	31,191	785,701
Arkema SA	5,097	518,657
AXA SA	1,485	46,303
BNP Paribas SA	4,648	292,206
Bouygues SA	60	2,283
Carrefour SA	36,531	692,619
Cie de Saint-Gobain SA	29,184	1,902,678
Cie Generale des Etablissements Michelin SCA	50,296	1,691,271
Dassault Aviation SA	1,669	331,476
Eiffage SA	6,256	634,238
Eurazeo SE	2,183	164,043
Gaztransport Et Technigaz SA	4,164	561,669
Getlink SE	32,784	599,067
Interparfums SA	1,669	89,759
Ipsen SA	3,174	357,855
JCDecaux SE(2)	367	6,995
Kering SA	2,128	915,401
La Francaise des Jeux SAEM	8,601	311,237
LVMH Moet Hennessy Louis Vuitton SE	2,524	1,931,565
Nexans SA	2,368	186,450
Orange SA, ADR	86,756	1,036,734
Renault SA	16,470	647,251
Safran SA	10,749	1,889,967
SCOR SE	606	19,136
SEB SA	2,263	257,999
Societe Generale SA	18	453
SOITEC(2)	2,445	443,566
STMicroelectronics NV, NY Shares	45,770	2,171,329
Thales SA	4,586	685,275
TotalEnergies SE, ADR(1)	52,992	3,606,106
Ubisoft Entertainment SA(2)	7,784	221,550
Valeo SE	20,154	292,643
Verallia SA	7,058	251,288
Vinci SA	18,533	2,267,385
		26,203,169
Germany — 8.6%
Allianz SE	7,380	1,855,640
BASF SE	32,041	1,490,465
Bayerische Motoren Werke AG	13,597	1,418,743
Bayerische Motoren Werke AG, Preference Shares	2,385	226,644
Bechtle AG	1,972	97,795
Brenntag SE	7,867	680,598
Commerzbank AG	12	147
Continental AG	7,494	581,587
Covestro AG(2)	17,695	930,513
Daimler Truck Holding AG	34,131	1,108,437
Deutsche Bank AG	81,612	1,016,069
Deutsche Lufthansa AG(2)	81,761	711,241
Deutsche Post AG	39,677	1,864,385
Deutsche Telekom AG	92,521	2,217,567
Dr. Ing. h.c. F. Porsche AG, Preference Shares	192	17,590
Encavis AG(2)	12,711	189,262
Evonik Industries AG	14,576	272,579
Fielmann AG	1,338	70,518

Fraport AG Frankfurt Airport Services Worldwide(2)	195	11,154
FUCHS SE, Preference Shares	5,819	246,329
GEA Group AG	1,384	50,923
Hannover Rueck SE	3,812	909,786
HelloFresh SE(2)	13,194	202,315
Hugo Boss AG	6,892	483,067
Infineon Technologies AG	64,929	2,505,257
KION Group AG	1,086	39,603
Knorr-Bremse AG	5,541	347,657
Krones AG	1,166	131,744
Mercedes-Benz Group AG	23,389	1,520,737
Rheinmetall AG	3,235	975,291
Schaeffler AG, Preference Shares	16,416	90,882
Sixt SE	262	26,050
Sixt SE, Preference Shares	745	51,192
Talanx AG(2)	6,195	449,602
Telefonica Deutschland Holding AG	129,133	331,048
thyssenkrupp AG	13,632	102,810
VERBIO Vereinigte BioEnergie AG	102	3,507
Volkswagen AG	979	127,041
Volkswagen AG, Preference Shares	6,646	771,431
Wacker Chemie AG	1,233	150,897
Zalando SE(2)	11,076	264,076
		24,542,179
Hong Kong — 1.7%
AIA Group Ltd.	61,000	524,425
ASMPT Ltd.	21,000	215,010
Bank of East Asia Ltd.	118,600	143,746
BOC Hong Kong Holdings Ltd.	110,500	295,446
CK Asset Holdings Ltd.	59,500	281,755
Hang Lung Group Ltd.	35,000	46,851
Hang Lung Properties Ltd.	57,000	76,207
Hang Seng Bank Ltd.	17,200	190,125
Henderson Land Development Co. Ltd.	52,000	141,147
Hongkong Land Holdings Ltd.	67,900	218,699
Hysan Development Co. Ltd.	33,000	61,878
Jardine Matheson Holdings Ltd.	10,500	406,660
Kerry Properties Ltd.	20,500	34,512
Man Wah Holdings Ltd.	194,000	130,003
MTR Corp. Ltd.	49,500	177,432
New World Development Co. Ltd.	125,000	186,003
Pacific Basin Shipping Ltd.	230,000	69,789
Sino Land Co. Ltd.	98,000	98,616
SITC International Holdings Co. Ltd.	113,000	170,637
Sun Hung Kai Properties Ltd.	37,000	362,773
Swire Pacific Ltd., Class A	25,500	165,259
Swire Properties Ltd.	13,600	26,411
United Energy Group Ltd.(1)	694,000	65,533
WH Group Ltd.	684,000	439,316
Xinyi Glass Holdings Ltd.	157,000	180,560
		4,708,793
Ireland — 0.5%
AIB Group PLC	115,350	534,826
Bank of Ireland Group PLC	4,562	42,713
Glanbia PLC	10,946	185,129

Kingspan Group PLC	122	9,695
Smurfit Kappa Group PLC	14,991	569,540
		1,341,903
Israel — 0.6%
Bank Hapoalim BM	49,817	420,872
Bank Leumi Le-Israel BM	51,790	388,194
Bezeq The Israeli Telecommunication Corp. Ltd.	53,886	69,728
Delek Group Ltd.	761	98,127
First International Bank of Israel Ltd.	2,046	81,864
ICL Group Ltd.	35,135	176,982
Israel Corp. Ltd.(2)	203	50,894
Israel Discount Bank Ltd., A Shares	68,887	331,713
Mizrahi Tefahot Bank Ltd.	5,574	198,697
		1,817,071
Italy — 3.5%
Azimut Holding SpA	4,353	105,865
Banca Generali SpA(1)	10,205	363,713
Banca Popolare di Sondrio SpA	24	149
BPER Banca	5,243	19,618
Brunello Cucinelli SpA(1)	989	81,845
CNH Industrial NV	12,777	135,819
De' Longhi SpA	4,465	137,732
Eni SpA, ADR(1)	60,228	1,995,956
Intesa Sanpaolo SpA	162	467
Leonardo SpA	335	5,141
Poste Italiane SpA	61,474	662,558
Prysmian SpA	24,780	955,855
Salvatore Ferragamo SpA(1)	411	5,202
Stellantis NV	97,745	2,124,428
UniCredit SpA	126,176	3,441,426
		10,035,774
Japan — 20.9%
Aeon Co. Ltd.	32,200	666,006
Aeon Mall Co. Ltd.	7,600	88,310
AGC, Inc.	14,900	541,331
Air Water, Inc.	21,100	276,870
Aisin Corp.	11,700	432,119
Alfresa Holdings Corp.	15,700	252,834
Amada Co. Ltd.	1,300	13,049
ANA Holdings, Inc.(2)	7,500	154,765
Asahi Kasei Corp.	2,400	16,663
Asics Corp.	600	21,503
BIPROGY, Inc.	8,100	233,819
Bridgestone Corp.	11,800	487,054
Canon Marketing Japan, Inc.	700	17,676
Chugai Pharmaceutical Co. Ltd.	1,100	38,848
Coca-Cola Bottlers Japan Holdings, Inc.	11,700	160,430
Cosmo Energy Holdings Co. Ltd.	9,400	357,220
Cosmos Pharmaceutical Corp.(1)	1,500	158,327
Credit Saison Co. Ltd.	19,400	327,228
Daicel Corp.	1,400	13,457
Dai-ichi Life Holdings, Inc.	38,700	811,291
Daiwa Securities Group, Inc.	1,600	10,345
Ebara Corp.	7,200	409,028
Electric Power Development Co. Ltd.	15,200	236,182

ENEOS Holdings, Inc.	6,600	25,977
Fuji Electric Co. Ltd.	9,000	377,668
Fujikura Ltd.	12,400	95,570
Fujitsu Ltd.	6,300	897,030
Fukuoka Financial Group, Inc.	2,500	58,296
Fuyo General Lease Co. Ltd.	1,400	113,924
Hakuhodo DY Holdings, Inc.	1,900	14,334
Hino Motors Ltd.(2)	4,100	13,283
Hirose Electric Co. Ltd.	2,400	268,825
Hitachi Construction Machinery Co. Ltd.	3,800	99,074
Hitachi Ltd.	32,400	2,252,813
Honda Motor Co. Ltd., ADR	52,416	1,607,075
Horiba Ltd.	3,200	215,644
Hulic Co. Ltd.	32,000	317,777
Idemitsu Kosan Co. Ltd.	600	16,367
IHI Corp.	14,800	286,920
INFRONEER Holdings, Inc.	19,700	208,081
Inpex Corp.	60,400	833,304
Internet Initiative Japan, Inc.	7,200	129,216
Isetan Mitsukoshi Holdings Ltd.	18,700	211,451
Isuzu Motors Ltd.	38,600	512,423
Ito En Ltd.	1,300	39,610
ITOCHU Corp.	2,000	77,755
Iwatani Corp.	3,900	187,436
J Front Retailing Co. Ltd.	27,300	250,080
Japan Airlines Co. Ltd.	8,100	153,314
Japan Post Holdings Co. Ltd.	54,000	477,107
Japan Post Insurance Co. Ltd.	200	3,759
JFE Holdings, Inc.	42,100	621,866
JGC Holdings Corp.	21,600	243,397
JSR Corp.	500	13,770
JTEKT Corp.	24,700	226,967
Kajima Corp.	6,700	105,919
Kawasaki Heavy Industries Ltd.	17,700	404,134
KDDI Corp.	47,000	1,468,189
Kinden Corp.	400	6,008
Kintetsu Group Holdings Co. Ltd.	13,200	369,618
Kobe Steel Ltd.	44,000	516,842
Kuraray Co. Ltd.	30,200	307,333
Kurita Water Industries Ltd.	5,900	209,491
Kyushu Railway Co.	400	8,355
Lawson, Inc.	4,300	212,558
Macnica Holdings, Inc.	6,400	316,804
Makita Corp.	400	10,576
Marubeni Corp.	1,000	15,628
Marui Group Co. Ltd.	17,200	275,103
Mazda Motor Corp.	60,200	648,211
MEIJI Holdings Co. Ltd.	2,000	46,329
MINEBEA MITSUMI, Inc.	2,600	49,540
Mitsubishi Chemical Group Corp.	90,800	595,393
Mitsubishi Corp.	1,500	69,942
Mitsubishi Gas Chemical Co., Inc.	400	6,331
Mitsubishi HC Capital, Inc.	69,700	454,655
Mitsubishi Heavy Industries Ltd.	18,300	1,028,086
Mitsubishi Motors Corp.	66,000	216,780

Mitsubishi UFJ Financial Group, Inc., ADR(1)	354	3,041
Mitsui Chemicals, Inc.	1,000	29,358
Mitsui High-Tec, Inc.	1,400	70,000
Mizuho Financial Group, Inc., ADR(1)	119,282	407,944
MS&AD Insurance Group Holdings, Inc.	800	30,121
Nagoya Railroad Co. Ltd.	13,500	197,458
NEC Corp.	17,200	958,657
NGK Insulators Ltd.	22,900	279,593
NH Foods Ltd.	200	5,947
Nichirei Corp.	11,200	244,366
Nifco, Inc.	6,800	166,334
NIPPON EXPRESS HOLDINGS, Inc.	5,200	283,661
Nippon Steel Corp.	43,100	1,009,226
Nippon Telegraph & Telephone Corp.	825,900	966,506
Nippon Yusen KK	31,500	848,431
Nissan Motor Co. Ltd.	150,400	596,989
Niterra Co. Ltd.	14,000	325,597
Nitto Denko Corp.	8,300	589,844
NS Solutions Corp.	3,200	100,356
NSK Ltd.	36,500	191,593
Obayashi Corp.	55,700	469,931
Odakyu Electric Railway Co. Ltd.	27,500	386,411
Oji Holdings Corp.	74,000	274,913
Ono Pharmaceutical Co. Ltd.	16,300	300,311
ORIX Corp., ADR	10,265	938,632
Otsuka Corp.	6,200	252,599
Persol Holdings Co. Ltd.	59,000	101,826
Resona Holdings, Inc.	23,300	121,371
Resonac Holdings Corp.(1)	1,900	35,543
Ricoh Co. Ltd.	46,400	379,157
Ryohin Keikaku Co. Ltd.	15,700	248,142
Sankyo Co. Ltd.	4,800	207,209
Sanwa Holdings Corp.	20,600	296,054
Sapporo Holdings Ltd.	5,200	203,075
SBI Holdings, Inc.	22,800	494,620
SCREEN Holdings Co. Ltd.	8,800	640,163
SCSK Corp.	13,000	239,049
Sega Sammy Holdings, Inc.	13,700	198,884
Seibu Holdings, Inc.	21,500	259,798
Seiko Epson Corp.	14,100	209,423
Sekisui Chemical Co. Ltd.	7,000	99,487
Seven & i Holdings Co. Ltd.	3,100	119,031
Seven Bank Ltd.	64,800	131,530
SG Holdings Co. Ltd.	13,400	193,303
Sharp Corp.(1)(2)	2,000	12,498
Shimizu Corp.	50,400	331,298
Shin-Etsu Chemical Co. Ltd.	53,500	1,885,857
Shinko Electric Industries Co. Ltd.	7,600	284,336
Shizuoka Financial Group, Inc.	18,800	152,286
Sohgo Security Services Co. Ltd.	900	5,211
Sojitz Corp.	3,720	82,971
Sompo Holdings, Inc.	5,300	243,129
Sony Group Corp., ADR	29,179	2,507,935
Stanley Electric Co. Ltd.	4,600	85,090
Subaru Corp.	45,200	806,335

SUMCO Corp.	34,200	511,695
Sumitomo Electric Industries Ltd.	52,000	645,780
Sumitomo Heavy Industries Ltd.	6,000	143,609
Sumitomo Mitsui Financial Group, Inc., ADR	194,658	1,921,274
Sumitomo Mitsui Trust Holdings, Inc.	4,400	165,597
Sumitomo Realty & Development Co. Ltd.	16,500	466,658
Sumitomo Rubber Industries Ltd.	22,100	255,997
Sundrug Co. Ltd.	4,900	148,052
Suzuken Co. Ltd.	1,500	51,134
Suzuki Motor Corp.	800	32,692
Taisei Corp.	14,500	493,085
Takashimaya Co. Ltd.	16,600	223,661
TDK Corp.	20,800	967,890
THK Co. Ltd.	11,300	226,244
TIS, Inc.	2,200	46,420
Tobu Railway Co. Ltd.	13,900	343,495
Tokio Marine Holdings, Inc.	22,000	544,767
Tokyo Century Corp.	3,600	143,799
Tokyo Tatemono Co. Ltd.	2,000	28,470
Tokyu Fudosan Holdings Corp.	66,200	409,642
Toppan, Inc.	16,700	391,070
Toray Industries, Inc.	700	3,629
Toyo Tire Corp.	3,100	51,571
Toyoda Gosei Co. Ltd.	9,700	194,626
Toyota Boshoku Corp.	8,600	148,739
Toyota Motor Corp., ADR(1)	22,617	4,292,254
Toyota Tsusho Corp.	14,400	797,980
Trend Micro, Inc.	5,800	294,831
Welcia Holdings Co. Ltd.	3,600	62,801
West Japan Railway Co.	14,600	577,029
Yamaha Motor Co. Ltd.	19,200	492,200
Yokohama Rubber Co. Ltd.	200	4,456
Zenkoku Hosho Co. Ltd.	2,500	84,373
		59,584,243
Netherlands — 1.8%
ABN AMRO Bank NV, CVA	3,538	47,548
AerCap Holdings NV(2)	7,066	482,042
ASML Holding NV, NY Shares	3,218	2,200,340
ASR Nederland NV	10,660	491,464
BE Semiconductor Industries NV	12	1,685
ING Groep NV, ADR	8,606	121,172
InPost SA(2)	582	6,869
Koninklijke Ahold Delhaize NV	27,818	805,596
Koninklijke KPN NV	91,980	315,062
NN Group NV	15,442	589,329
OCI NV(1)	6,158	132,657
Randstad NV	430	25,583
		5,219,347
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	20,913
Auckland International Airport Ltd.(1)	3,199	15,595
Chorus Ltd.	22,363	105,596
Fletcher Building Ltd.	39,708	113,418
Meridian Energy Ltd.	20,012	64,304
Ryman Healthcare Ltd.(1)	10,369	34,555

Spark New Zealand Ltd.	41,780	133,269
Summerset Group Holdings Ltd.	4,389	25,202
		512,852
Norway — 1.2%
BW LPG Ltd.	846	12,326
DNB Bank ASA	6,261	119,359
Equinor ASA, ADR	43,156	1,375,382
Hafnia Ltd.	37,319	229,160
Norsk Hydro ASA	98,678	573,003
Schibsted ASA, B Shares	30	696
Schibsted ASA, Class A	1,869	46,136
Stolt-Nielsen Ltd.	441	12,777
Storebrand ASA	34,579	299,038
Wallenius Wilhelmsen ASA	11,918	104,162
Yara International ASA	14,652	497,072
		3,269,111
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares(2)	447,679	150,551
Galp Energia SGPS SA	34,058	506,065
Jeronimo Martins SGPS SA	5,028	124,410
NOS SGPS SA	612	2,267
Sonae SGPS SA	12,188	12,327
		795,620
Singapore — 1.3%
City Developments Ltd.	43,000	201,123
ComfortDelGro Corp. Ltd.	306,200	295,622
DBS Group Holdings Ltd.	28,800	684,135
Golden Agri-Resources Ltd.	942,200	186,633
Jardine Cycle & Carriage Ltd.	7,000	149,338
Keppel Corp. Ltd.	22,700	113,240
Olam Group Ltd.(1)	800	609
Oversea-Chinese Banking Corp. Ltd.	124,500	1,168,294
Seatrium Ltd.(2)	12,315	967
Singapore Airlines Ltd.	3,600	17,071
Singapore Exchange Ltd.	1,000	7,058
United Overseas Bank Ltd.	13,300	271,443
UOL Group Ltd.	34,500	152,115
Wilmar International Ltd.	109,100	295,979
Yangzijiang Shipbuilding Holdings Ltd.	268,100	290,694
		3,834,321
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	31,852	1,273,199
Aena SME SA	1,345	231,308
Banco Bilbao Vizcaya Argentaria SA, ADR	339,511	3,154,057
Banco de Sabadell SA	131,469	192,259
Banco Santander SA, ADR	618,060	2,540,227
Corp. ACCIONA Energias Renovables SA	548	16,271
Industria de Diseno Textil SA	7,551	311,592
Mapfre SA(1)	3,377	7,452
Repsol SA(1)	184,885	2,838,972
		10,565,337
Sweden — 2.8%
AAK AB	18,563	377,028
Atlas Copco AB, A Shares	486	7,502
Atlas Copco AB, B Shares	1,014	13,393

Avanza Bank Holding AB(1)	15,108	296,837
Axfood AB	517	12,888
Billerud Aktiebolag	716	6,987
Boliden AB	19,630	522,477
Getinge AB, B Shares	2,945	62,592
H & M Hennes & Mauritz AB, B Shares	38,221	612,160
Holmen AB, B Shares	690	28,919
Husqvarna AB, B Shares	2,604	19,884
Industrivarden AB, A Shares	1,794	53,979
Loomis AB	6,337	168,532
Nordea Bank Abp	90,082	1,007,064
Nordnet AB publ	14,824	242,385
Paradox Interactive AB	4,076	81,473
Sandvik AB	308	6,087
Sinch AB(1)(2)	10	28
Skandinaviska Enskilda Banken AB, A Shares	59,131	715,519
Skanska AB, B Shares	156	2,507
SKF AB, B Shares	16,637	313,122
SSAB AB, A Shares	418	3,165
SSAB AB, B Shares	1,192	8,823
Svenska Handelsbanken AB, A Shares	25,287	238,943
Swedbank AB, A Shares	44,605	817,621
Telefonaktiebolaget LM Ericsson, ADR(1)	121,229	592,810
Telia Co. AB	118,831	281,898
Trelleborg AB, B Shares	66	2,049
Volvo AB, A Shares	6,632	156,706
Volvo AB, B Shares	50,227	1,164,843
Volvo Car AB, Class B(2)	30,089	98,211
		7,916,432
Switzerland — 6.6%
Baloise Holding AG	2,154	329,854
Cie Financiere Richemont SA, Class A	13,182	1,648,671
Clariant AG(2)	8,671	129,841
DKSH Holding AG	639	42,233
EFG International AG	6,577	79,417
EMS-Chemie Holding AG	399	282,898
Flughafen Zurich AG	361	76,501
Georg Fischer AG	118	7,742
Helvetia Holding AG	2,399	328,153
Holcim AG(2)	169	12,432
Inficon Holding AG	9	12,131
Julius Baer Group Ltd.	12,503	632,627
Kuehne + Nagel International AG	268	77,578
Novartis AG, ADR	30,857	3,020,900
OC Oerlikon Corp. AG	24	100
Partners Group Holding AG	1,387	1,828,746
Roche Holding AG	11,068	2,977,524
Roche Holding AG, Bearer Shares	454	129,345
Sandoz Group AG(1)(2)	4,692	133,933
SFS Group AG	957	107,952
Stadler Rail AG	3,143	116,357
Sulzer AG	84	8,357
Swatch Group AG	273	13,668
Swatch Group AG, Bearer Shares	130	34,114
Swiss Life Holding AG	1,553	997,273

Swiss Re AG	450	53,145
Swisscom AG	1,356	791,883
UBS Group AG	80,041	2,261,158
VAT Group AG	1,759	816,678
Vontobel Holding AG	587	34,017
Zurich Insurance Group AG	3,406	1,706,461
		18,691,689
United Kingdom — 17.8%
3i Group PLC	127,426	3,603,943
Admiral Group PLC	24,700	843,948
Antofagasta PLC	12,052	213,959
Ashtead Group PLC	46,170	2,789,821
AstraZeneca PLC, ADR	1	65
Barclays PLC, ADR	325,150	2,347,583
BP PLC, ADR	174,922	6,347,919
BT Group PLC	1,095,833	1,703,353
Burberry Group PLC	62,313	1,154,352
Carnival PLC, ADR(2)	4,619	62,264
Coca-Cola HBC AG(2)	20,949	582,078
CRH PLC	10,977	688,807
easyJet PLC(2)	81,673	469,753
Games Workshop Group PLC	2,428	328,957
Glencore PLC	519,904	2,908,441
GSK PLC, ADR	12,278	441,885
Haleon PLC, ADR(1)	101,934	872,555
Hargreaves Lansdown PLC	6,432	58,453
Howden Joinery Group PLC	136,503	1,266,090
HSBC Holdings PLC, ADR(1)	160,120	6,153,412
Inchcape PLC	989	7,925
International Distributions Services PLC(2)	17,739	54,396
J Sainsbury PLC	105,282	380,438
JD Sports Fashion PLC	458,911	913,437
Legal & General Group PLC	5,235	15,214
Lloyds Banking Group PLC, ADR	237,544	520,221
Marks & Spencer Group PLC	618,388	1,969,444
NatWest Group PLC, ADR	96,135	514,322
Next PLC	18,719	1,878,483
Rightmove PLC	106,502	734,610
Rio Tinto PLC, ADR(1)	2,862	197,736
Shell PLC, ADR	109,856	7,228,525
Taylor Wimpey PLC	564,475	925,195
Vodafone Group PLC, ADR	214,513	1,943,488
Wise PLC, Class A(2)	50,979	504,306
		50,625,378
TOTAL COMMON STOCKS (Cost $262,611,967)		283,088,420
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	161,361	161,361
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,792,803	11,792,803
TOTAL SHORT-TERM INVESTMENTS (Cost $11,954,164)		11,954,164
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $274,566,131)		295,042,584
OTHER ASSETS AND LIABILITIES — (3.7)%		(10,450,486)
TOTAL NET ASSETS — 100.0%		$284,592,098

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.8%
Industrials	15.4%
Energy	14.7%
Consumer Discretionary	13.9%
Materials	12.5%
Information Technology	5.4%
Communication Services	4.5%
Health Care	3.5%
Consumer Staples	3.4%
Real Estate	1.2%
Utilities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	(3.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,262,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,877,683, which includes securities collateral of $9,084,880.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$5,562,830	$12,051,030	—
Denmark	1,744,112	72,064	—
France	7,599,870	18,603,299	—
Germany	1,016,069	23,526,110	—
Italy	1,995,956	8,039,818	—
Japan	11,678,155	47,906,088	—
Netherlands	2,803,554	2,415,793	—
Norway	1,375,382	1,893,729	—
Spain	5,694,284	4,871,053	—
Sweden	592,810	7,323,622	—
Switzerland	5,415,991	13,275,698	—
United Kingdom	27,318,782	23,306,596	—
Other Countries	—	47,005,725	—
Short-Term Investments	11,954,164	—	—
	$84,751,959	$210,290,625	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.